Annual Fund Operating Expenses - Class R6 Shares - Salient MLP & Energy Infrastructure Fund - Class R6	May 01, 2021
Operating Expenses:
Management Fees (as a percentage of Assets)	0.95%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.30%
Expenses (as a percentage of Assets)	1.25%